Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Basic earnings per share
Net income attributable to common shareholders	$ 2,180	$ 3,186	$ 6,549	$ 8,628
Weighted-average number of common shares outstanding (millions)	1,802.3	1,825.3	1,805.4	1,828.4
Basic earnings per share (Canadian dollars)	$ 1.21	$ 1.75	$ 3.63	$ 4.72
Diluted earnings per share
Net income attributable to common shareholders	$ 2,180	$ 3,186	$ 6,549	$ 8,628
Net income available to common shareholders including impact of dilutive securities	$ 2,180	$ 3,186	$ 6,549	$ 8,628
Weighted-average number of common shares outstanding (millions)	1,802.3	1,825.3	1,805.4	1,828.4
Effect of dilutive securities Stock options potentially exercisable (millions)	1.2	3.3	1.7	3.2
Weighted-average number of common shares outstanding - diluted (millions)	1,803.5	1,828.6	1,807.1	1,831.6
Diluted earnings per share (Canadian dollars)	$ 1.21	$ 1.74	$ 3.62	$ 4.71